Debt - Outstanding Principal Balances (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Total debt	$ 38,796
Total current portion of long-term debt		$ 6,436
Non-current portion of long-term debt	38,796	39,590
Loans Payable
Total debt	38,796	46,804
Deferred finance fees		(778)
Net total debt	38,796	46,026
Current portion of long-term debt		6,713
Current portion of deferred finance fees		(277)
Total current portion of long-term debt		6,436
Non-current portion of long-term debt	38,796	39,590
Nordea SEB Revolving Facility | Loans Payable
Total debt	37,500
ABN CACIB Joint Bank Facility | Loans Payable
Total debt		45,872
ABN AMRO Revolving Facility | Loans Payable
Total debt	$ 1,296	$ 932